Income Taxes - Components of Income Tax Expense (Recovery) Recognized in Other Comprehensive Income ("OCI") (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Major components of tax expense (income) [abstract]
Current income tax expense (recovery)	$ 92	$ 2
Deferred income tax expense (recovery)	366	(148)
Total income tax expense (recovery)	$ 458	$ (146)